Other operating expenses	12 Months Ended
Dec. 31, 2020
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Other operational expenses [Line Items]
Other operating expenses

19.  Operating expenses, net

This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Exploration and advanced projects	19,279	33,669	62,643
Severance program	4,454	2,210	8,678
Social responsibility commitments	6,730	250	—
Write-off of fixed assets	460	1,204	—
Cost of sales from the sale of fixed assets	30	2,092	5,445
Tax fine	11	2,019	3,954
Revenue from sale of fixed assets	(40)	(8,088)	(4,821)
Others, net	3,398	2,631	256

	34,322	35,987	76,155

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Other operational expenses [Line Items]
Other operating expenses

17.  Other operating expenses

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	US$(000)	US$(000)	US$(000)

Excess of salaries limit in workers profit sharing (a)	17,146	—	—
Royalty non-income tax (b)	10,780	—	—
Optimization and prefeasibility/feasibility studies (c)	8,429	14,919	450
Other expenses	1,425	2,895	2,434
Tax contingencies	704	6,119	10,711
Fines and penalties (d)	—	14,183	—
Royalties, ITAN and penalties (e)	—	—	55,088

	38,484	38,116	68,683

(a)   Corresponds to the excess of salaries limit in workers profit sharing to be transferred to the Regional Government and the National Fund for Employment’s Promotion and Training (FONDOEMPLEO), and it’s related to adjustments of previous years income tax assessments (recognized in 2020 primarily as a result of the international arbitration proceeding initiated by the Company (See Note 13(d)).

(b)   Represents current year mining royalties calculated based on revenues according to applicable tax rules (see Note 13(d)).

(c)   Represents charges related to projects for the optimization of the Company’s operating processes.

(d)   For the year ended December 31, 2019, primarily represents land right penalties with INGEMMET (US$6.8 million), SUNAT penalties related to 2012 income tax audit (US$4.7 million) and OSINERGMIN fine (US$2.7 million), which in September 2020, was declared closed and archived in favor of the Company.

(e)   For the year ended December 31, 2018, primarily represents penalties for income tax related to disputed mining royalties for the year 2006 through the year 2011 of US$33.8 million, penalties on disputed mining royalties for the period January 2009 through December 2013 of US$17.7 million and profit sharing adjustments related to GEM refund of US$3.6 million.